Resource Credit Income Fund (the “Fund”)

Supplement dated July 2, 2018 to the

Prospectus dated February 1, 2018 (the “Prospectus”)

Effective July 2, 2018:

1. The address for Resource Alternative Advisor, LLC in the Prospectus is updated to: 717 Fifth Avenue, 14th Floor, New York, NY 10022.

2. The section entitled “Investment Strategy” in the Prospectus is deleted in its entirety and replaced with:

Investment Strategy. The Adviser seeks to achieve the Fund’s investment objectives through a disciplined allocation among distinct alternative asset categories. The categories are described in more detail below and each offers a different balance of liquidity, yield, and long term appreciation, as well as correlation to the equity markets and other markets. Within each investment category, the Adviser further advances its objectives by maintaining the flexibility to invest in both publicly traded and non-publicly traded securities at all levels of the capital structure. In addition, the Adviser seeks to enhance yield and returns within each investment category through asset selection driven by in-depth fundamental research focused on operational and financial metrics as well as relative value. See “Investment Process” for additional information about the investment selection process.

•	Direct Credit. The Adviser seeks to build a portfolio of loans to small- to middle-market companies with a focus on transactions sourced for the Fund by the Adviser. The Fund’s debt investments may take the form of corporate loans or bonds, may be secured or unsecured and may, in some cases, be accompanied by warrants, options or other forms of equity participation. The Fund may also allocate capital for investment in any part of the capital structure, including distressed and more subordinated positions, where the Adviser believes the investment presents an opportunity for risk-adjusted income and returns. The Fund’s portfolio may include fixed-rate investments that generate absolute returns as well as floating-rate investments that provide protection in rising interest rate and inflationary environments. The Fund anticipates that a substantial portion of its portfolio may consist of senior and subordinated debt, which the Fund believes offer opportunities for moderate volatility and low to moderate correlation to the broader equity markets.

The Adviser, through its industry relationships and investment teams that actively source new investments, will provide the Fund with access to proprietary deal flow. The Fund believes that the Adviser’s networks and deal generation strategies create opportunities to deploy capital across a broad range of transactions that have attractive investment characteristics. While the Fund intends to invest primarily in U.S. companies, there is no minimum or maximum limit on the amount of the Fund’s assets that may be invested in securities or other instruments of non-U.S. issuers or borrowers.

Further, the Fund may invest in a portfolio of non-controlling interests in equity and junior debt tranches of structured credit products, including CDOs, CBOs, CLOs and other securitized products that invest principally in loans and fixed-income instruments (or other instruments, including derivative instruments, with similar economic characteristics). The Adviser believes that such structured products may provide a higher yield than non-structured products with similar credit and tenor characteristics because they are more complicated to analyze and, therefore, appeal to a narrower universe of buyers. In evaluating a particular structured product investment, the Adviser considers the credit quality and liquidity of the assets underlying the structured product. The Adviser also evaluates the timing or cash flows for the underlying assets relative to the timing of cash flows for the structured product. The Adviser also reviews any unique structural characteristics of the security such as auction call features or optional redemptions.

•	Public Credit. The Adviser seeks to invest in a diversified portfolio of Public Investment Funds that principally hold portfolios of fixed-income and fixed-income related securities. BDCs are an important component of this category and the Adviser employs a dedicated team of analysts to assess and value both Public and Non-Traded BDCs. For Public BDCs, investment criteria on a macro level includes relative attractiveness of Public BDCs to the broader market and the impact of the debt capital markets on Public BDCs’ equities. On a micro level, the Adviser examines the attractiveness of each Public BDC’s portfolio; quality and historic success of management; its common stock’s relative price-earnings ratio as compared to other stocks within its sector; whether the common stock is trading at a premium or discount to its NAV; internal and external growth prospects to drive earnings growth; expected stability of income; expected distribution yield and distribution coverage from operations; access to debt and equity financing; and target leverage levels. For Non-Traded BDCs, investment criteria include evaluating the strength of the BDC’s sponsor and management; the attractiveness of the specific types of securities in which it invests; expected stability of income; expected distribution yield and distribution coverage from operations; access to debt and equity financing; target leverage levels; and potential for a value-add liquidity event (such as a sale of the BDC or a listing on a stock exchange) following the close of the offering.

To further advance its investment objectives, the Adviser may also choose to make a limited number of investments in fixed income mutual funds, closed-end funds, ETFs and Index Funds within this category.

In addition to providing current income and liquidity, the Fund’s investments in Public Credit are intended to provide moderate volatility and low to moderate correlation to the equity markets.

•	Private Credit. The Adviser seeks to invest in a diversified portfolio of Private Investment Funds that principally manage portfolios of fixed-income and fixed-income related securities primarily for institutional investors such as pension funds, insurance companies or family offices. Using information generally available to investors, the Adviser evaluates Private Investment Fund managers based on the strength of the sponsor and management; consistency of investment process; prior investment performance of the target fund as well as the performance of other funds managed by the sponsor; the attractiveness of the sectors and geographical allocations of the fund; expected stability of income; and expected capital appreciation, target leverage levels and ability to weather credit cycles by employing effective risk management and mitigation strategies. The Private Investment Funds included in the Fund’s portfolio may be purchased on the secondary market or directly from the issuer of the security.

Many Private Investment Funds require large minimum investments and impose stringent investor qualification criteria that are intended to limit their direct investors mainly to institutions such as endowments and pension funds. By investing in such Private Investment Funds, the Fund offers its shareholders access to institutional asset managers that may not be otherwise available to them. The Fund seeks to leverage the relationships of the Adviser to gain access to such Private Investment Funds on terms consistent with those offered to similarly sized institutional investors. Furthermore, the Fund believes that investments in Private Investment Funds offer opportunities for moderate income and growth as well as lower correlation to equity markets but will also be less liquid.

While the Adviser anticipates that, under normal market conditions, the Fund’s portfolio will invest in each of the categories, the Fund does not have predetermined asset allocations to any of these categories. Depending on its evaluation of the markets, the Adviser may allocate the Fund’s assets among any, all or none of these categories. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objective or delivering positive returns.

3. The section entitled “The Adviser’s Strategy” in the Prospectus is deleted in its entirety and replaced with:

The Adviser’s Strategy

The Adviser believes that global economic trends increasingly favor alternative asset class investments. On the one hand, slowing global economic growth and sovereign deleveraging may continue to challenge the ability of traditional asset classes and strategies to fully address investors’ needs. On the other hand, increasing government regulation may force some categories of investors such as banks to avoid certain types of alternative investments, opening up new opportunities for investment. The combination of these trends could enhance the attractiveness of alternative asset classes relative to traditional asset classes. The Adviser believes that it can capitalize on these trends to provide superior risk-adjusted income and returns relative to other credit investments while adhering to the liquidity needs of the Fund.

The Adviser seeks to achieve the Fund’s investment objectives through a disciplined allocation among distinct alternative asset categories, including but not limited to: Direct Credit; Public Credit; and Private Credit. The categories are described in more detail below and each offers a different balance of liquidity, yield, and long term appreciation as well as correlation to the equity markets and other markets. Within each investment category, the Adviser seeks to further advance the Fund’s objectives by maintaining the flexibility to invest in both publicly traded and non-publicly traded securities at all levels of the capital structure. In addition, the Adviser seeks to enhance yield and returns within each investment category through asset selection driven by in-depth fundamental research focused on both operational and financial metrics as well as relative value.

•	Direct Credit. Direct Credit is a category of investments that consists of corporate credit such as secured loans and bonds (and structured credit such as securities backed by a pool of private loans). The Adviser seeks to build a portfolio of loans to small- to middle-market companies with a focus on transactions sourced for the Fund by the Adviser. The Fund’s debt investments may take the form of corporate loans or bonds, may be secured or unsecured and may, in some cases, be accompanied by warrants, options or other forms of equity participation. The Fund may also allocate capital for investment in any part of the capital structure, including distressed and more subordinated positions, where the Adviser believes the investment presents an opportunity for risk-adjusted income and returns. The Fund may separately purchase common or preferred equity interests in transactions. The Fund’s portfolio is expected to include fixed-rate investments that generate absolute returns as well as floating-rate investments that provide protection in rising interest rate and inflationary environments. The Fund anticipates that a substantial portion of its portfolio may consist of senior and subordinated debt, which the Fund believes offer opportunities for moderate volatility and low to moderate correlation to the broader equity markets.

The Adviser, through its industry relationships and investment teams that actively source new investments, provides the Fund with access to proprietary deal flow. The Fund believes that the Adviser’s networks and deal generation strategies create opportunities to deploy capital across a broad range of transactions that have attractive investment characteristics. While the Fund intends to invest primarily in U.S. companies, there is no minimum or maximum limit on the amount of the Fund’s assets that may be invested in securities or other instruments of non-U.S. issuers or borrowers.

The Fund may invest in a portfolio of non-controlling interests in equity and junior debt tranches of structured credit products, including CDOs, CBOs, CLOs and other securitized products that invest principally in loans and fixed-income instruments (or other instruments, including derivative instruments, with similar economic characteristics). The Adviser believes that such structured products may provide a higher yield than non-structured products with similar credit and tenor characteristics because they are more complicated to analyze and, therefore, appeal to a narrower universe of buyers. In evaluating a particular structured product investment, the Adviser considers the credit quality and liquidity of the assets underlying the structured product. The Adviser further evaluates the timing or cash flows for the underlying assets relative to the timing of cash flows for the structured product. The Adviser also reviews any unique structural characteristics of the security such as auction call features or optional redemptions.

•	Public Credit. The Adviser seeks to invest in a diversified portfolio of Public Investment Funds that principally hold portfolios of fixed-income and fixed-income related securities. BDCs are a significant component of this category and the Adviser employs a dedicated team of analysts to assess and value both Public and Non-Traded BDCs. For Public BDCs, investment criteria on a macro level include relative attractiveness of Public BDCs to the broader market and the impact of the debt capital markets on Public BDCs’ equities. On a micro level, the Adviser examines, among other factors, the attractiveness of each Public BDC’s portfolio; quality and historic success of management; its common stock’s relative price-earnings ratio as compared to other stocks within its sector; whether the common stock is trading at a premium or discount to its NAV; internal and external growth prospects to drive earnings growth; expected stability of income; expected distribution yield and distribution coverage from operations; access to debt and equity financing; and target leverage levels.

For Non-Traded BDCs, investment criteria include evaluating the strength of the BDC’s sponsor and management; the attractiveness of the specific types of securities in which it invests; expected stability of income; expected distribution yield and distribution coverage from operations; access to debt and equity financing; target leverage levels; and potential for a value-add liquidity event (such as sale of the BDC or listing on a stock exchange) following the close of the offering.

Within the Public Credit category described above, the Fund limits its exposure to any one company. The Fund also seeks to diversify its BDC investment portfolio across underlying strategies including:

•	Secured Credit Opportunities: an investment strategy focused on first or second lien, senior secured loans. This may also include unitranche loans, which combine both senior and mezzanine debt, typically in a first lien position.

•	Unsecured Credit Opportunities: an investment strategy focused on loans subordinate to senior loans. This is typically mezzanine debt.

•	Equity Investments: an investment strategy focused on assuming equity positions, typically through warrants, as a part of an issued loan.

To further advance its investment objectives, the Adviser may also choose to make a limited number of investments in fixed income mutual funds, closed-end funds, ETFs and index funds within this portfolio. In addition to providing current income and liquidity, this Public Investment Fund portfolio is intended to provide moderate volatility and low to moderate correlation to the equity markets.

•	Private Credit. Private Credit is a category of investments (primarily Private Investment Funds) that provides access to a diversified portfolio of high-yielding securities. The Adviser seeks to invest in a diversified portfolio of Private Investment Funds that principally manage portfolios of fixed-income and fixed-income related securities primarily for institutional investors such as pension funds, insurance companies or family offices. Private Investment Funds may benefit from longer investment horizons, access to deal flow due to relationships with investment banks and other sources of deal flow, access to proprietary deal flow, or proprietary analytics. Using information generally available to investors, the Adviser evaluates Private Investment Fund managers based on the strength of the sponsor and management; consistency of investment process; prior investment performance of the target fund as well as the performance of other funds managed by the sponsor; the attractiveness of the sectors and geographical allocations of the fund; expected stability of income; and expected capital appreciation, target leverage levels and ability to weather credit cycles by employing effective risk management and mitigation strategies. The Private Investment Funds included in the Fund’s portfolio may be purchased on the secondary market or directly from the issuer of the security.

Within Private Credit described above, the Fund seeks to limit its exposure to any one manager. The Fund also seeks to diversify its Private Investment Fund investment portfolio across underlying strategies including:

•	Debt Opportunities. A long/short investment strategy in corporate debt securities of leveraged companies and financially distressed firms and other investments.

•	Credit Opportunities. A long/short investment strategy in corporate debt securities to capture credit opportunities in all market environments.

•	Structured Credit. A long/short investment strategy in structured securities.

Many Private Investment Funds require large minimum investments and impose stringent investor qualification criteria that are intended to limit their direct investors mainly to institutions such as endowments and pension funds. By investing in such Private Investment Funds, the Fund offers its shareholders access to institutional asset managers that may not be otherwise available to them. The Fund seeks to leverage the relationships of the Adviser to gain access to such Private Investment Funds on terms consistent with those offered to similarly sized institutional investors. Furthermore, the Fund believes that investments in Private Investment Funds offer opportunities for moderate income and growth as well as lower correlation to equity markets but will also be less liquid.

While the Adviser anticipates that, under normal market conditions, the Fund’s portfolio will invest in each of the categories, the Fund does not have predetermined asset allocations to any of these categories. Depending on its evaluation of the markets, the Adviser may allocate the Fund’s assets among any, all or none of these categories. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objective or delivering positive returns.

Please note that all defined terms used but not otherwise defined in this Supplement have the meanings ascribed to them in the Prospectus.

This Supplement and the Prospectus provide relevant information for all shareholders and should be retained for future reference. The Prospectus has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Prospectus can be obtained without charge by calling toll-free 1-855-747-9559.